Investments in Financial Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate	€ 514,000
Wings Therapeutics Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate	621,000
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate	107,000
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest		3.90%
Changes in fair value of investment	€ 0